STOCK BASED COMPENSATION (Options and Warrants Outstanding by Exercise Price) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		1,887,000
Weighted Average Remaining Contractual Term (in years)		4 years 1 month 18 days
Vested and Exercisable (000's)		1,604,000
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	1,887,000	1,887,000	2,051,000	2,716,000
Weighted Average Exercise Price (in dollars per share)	$ 3.58	$ 3.58	$ 3.46	$ 3.45
Weighted Average Exercise Price (in dollars per share)		3.57	$ 3.43
Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	1,887
Weighted Average Remaining Contractual Term (in years)	3 years 9 months
Weighted Average Exercise Price (in dollars per share)	$ 3.58	3.58
Vested and Exercisable (000's)	1,604
Weighted Average Exercise Price (in dollars per share)	$ 3.44	$ 3.44
$1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		218,192
Weighted Average Remaining Contractual Term (in years)		11 months
Vested and Exercisable (000's)		218,192
$1.04 - $1.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	218
Weighted Average Remaining Contractual Term (in years)	7 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 1.82	$ 1.82
Vested and Exercisable (000's)	218
Weighted Average Exercise Price (in dollars per share)	$ 1.82	$ 1.82
$2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		335,354
Weighted Average Remaining Contractual Term (in years)		1 year 6 months
Vested and Exercisable (000's)		335,354
$2.00 - $2.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	335
Weighted Average Remaining Contractual Term (in years)	1 year 3 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 2.58	$ 2.58
Vested and Exercisable (000's)	335
Weighted Average Exercise Price (in dollars per share)	$ 2.58	$ 2.58
$3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		500,355
Weighted Average Remaining Contractual Term (in years)		2 years 9 months 18 days
Vested and Exercisable (000's)		500,355
$3.00 - $3.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500
Weighted Average Remaining Contractual Term (in years)	2 years 6 months 17 days
Weighted Average Exercise Price (in dollars per share)	$ 3.59	$ 3.59
Vested and Exercisable (000's)	500
Weighted Average Exercise Price (in dollars per share)	$ 3.59	$ 3.59
$4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		810,644
Weighted Average Remaining Contractual Term (in years)		6 years 8 months 22 days
Vested and Exercisable (000's)		528,311
$4.00 - $4.99 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	811
Weighted Average Remaining Contractual Term (in years)	6 years 4 months 30 days
Weighted Average Exercise Price (in dollars per share)	$ 4.39	$ 4.39
Vested and Exercisable (000's)	528
Weighted Average Exercise Price (in dollars per share)	$ 4.23	$ 4.42
$5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		23,333
Weighted Average Remaining Contractual Term (in years)		6 years 4 months 24 days
Vested and Exercisable (000's)		23,333
$5.00 - $5.90 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	23
Weighted Average Remaining Contractual Term (in years)	6 years 1 month 16 days
Weighted Average Exercise Price (in dollars per share)	$ 5.90	$ 5.90
Vested and Exercisable (000's)	23
Weighted Average Exercise Price (in dollars per share)	$ 5.90	5.90
Minimum | $1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	0	1.04
Minimum | $2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	2.00	2.00
Minimum | $3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	3.00	3.00
Minimum | $4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	4.00	4.00
Minimum | $5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	5.00	5.00
Maximum | $1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	1.99	1.99
Maximum | $2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	2.99	2.99
Maximum | $3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	3.99	3.99
Maximum | $4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	4.99	4.99
Maximum | $5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 5.90	$ 5.99